SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest costs incurred
Total interest incurred	$ 51,886,930	$ 37,459,515	$ 35,754,067
Less: Interest capitalized		2,438,575	1,801,941
Interest expenses	51,886,930	35,020,940	33,952,126
Prepaid land use right
Period over which land use rights are charged to income	50 years
Impairment of long-lived assets
Impairment of long-lived assets	0	0	0
Income taxes
Minimum percentage of likelihood of realization of tax benefits on settlement	50.00%
Shipping and handling costs
Shipping and handling costs relating to solar module sales	54,675,873	45,498,328	39,159,748
Shipping and handling costs relating to inventory purchases	869,814	469,416	810,783
Government grants
Earned grants recorded as reductions of research and development expenses	342,974	411,970	699,288
Government grants received for assets	4,837,756	2,315,542	7,454,208
Amount of government grant recognized as an offset to depreciation expense	2,460,843	4,833,562	4,480,108
Unrestricted cash government subsidies received	$ 1,002,024	$ 8,045,834	$ 321,519
Buildings | Minimum
Property and equipment, net
Estimated useful life	10 years
Buildings | Maximum
Property and equipment, net
Estimated useful life	20 years
Plant and machinery | Minimum
Property and equipment, net
Estimated useful life	5 years
Plant and machinery | Maximum
Property and equipment, net
Estimated useful life	10 years
Motor vehicles | Minimum
Property and equipment, net
Estimated useful life	3 years
Motor vehicles | Maximum
Property and equipment, net
Estimated useful life	5 years
Electronic equipment, furniture and fixtures | Minimum
Property and equipment, net
Estimated useful life	3 years
Electronic equipment, furniture and fixtures | Maximum
Property and equipment, net
Estimated useful life	5 years